Accounts Receivable, Net	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

	June 30, 2022	December 31, 2022
	RMB	RMB	US$

Accounts receivable	66,399	60,737	8,806
Allowance for doubtful accounts	6,892	6,892	999
Accounts receivable, net	59,507	53,845	7,807

All of the accounts receivable are non-interest bearing.

Accounts receivable mainly represent amounts due from product providers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers’ payment history, creditworthiness, financial conditions of the product providers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group recorded allowance for doubtful accounts of RMB6,892 as of December 31, 2021 and 2022. No allowance for doubtful accounts were written off for the six months ended December 31, 2021 and 2022.